Financial investments - Summary of financial assets classified by contractual maturity (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial investments	S/ 27,705,116	S/ 26,397,552
Investments at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	21,855,546	20,836,073
Investments at fair value through other comprehensive income [member] | Up to 3 months [member]
Disclosure of financial assets [line items]
Financial investments	1,954,844	1,973,030
Investments at fair value through other comprehensive income [member] | From 3 months to 1 year [member]
Disclosure of financial assets [line items]
Financial investments	1,917,043	528,185
Investments at fair value through other comprehensive income [member] | From 1 to 3 years [member]
Disclosure of financial assets [line items]
Financial investments	620,124	2,431,310
Investments at fair value through other comprehensive income [member] | From 3 to 5 years [member]
Disclosure of financial assets [line items]
Financial investments	1,234,166	2,205,297
Investments at fair value through other comprehensive income [member] | From 5 years onwards [member]
Disclosure of financial assets [line items]
Financial investments	15,573,220	13,239,983
Investments at fair value through other comprehensive income [member] | Equity instruments (without maturity) [member]
Disclosure of financial assets [line items]
Financial investments	556,149	458,268
Investments at amortized cost [member]
Disclosure of financial assets [line items]
Financial investments	3,883,579	3,784,912
Investments at amortized cost [member] | Up to 3 months [member]
Disclosure of financial assets [line items]
Financial investments	60,408	52,301
Investments at amortized cost [member] | From 3 months to 1 year [member]
Disclosure of financial assets [line items]
Financial investments	456,199	11,413
Investments at amortized cost [member] | From 1 to 3 years [member]
Disclosure of financial assets [line items]
Financial investments	147,236	422,956
Investments at amortized cost [member] | From 3 to 5 years [member]
Disclosure of financial assets [line items]
Financial investments	181,190	327,432
Investments at amortized cost [member] | From 5 years onwards [member]
Disclosure of financial assets [line items]
Financial investments	3,038,546	2,970,810
Investments at amortized cost [member] | Equity instruments (without maturity) [member]
Disclosure of financial assets [line items]
Financial investments	S/ 0	S/ 0